T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND
August 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
CORPORATE BONDS 7.6%			Realogy Group
			7.625%, 6/15/25 (1)	1,095	1,152
Aerospace & Defense 0.1%					5,320
TransDigm
8.00%, 12/15/25 (1)	2,985	3,250
		3,250	Cable Operators 0.5%
			Altice France Holding
			10.50%, 5/15/27 (1)	7,480	8,527
Airlines 0.2%			Charter Communications Operating,
Delta Air Lines			FRN,
7.00%, 5/1/25 (1)	3,155	3,455	3M USD LIBOR + 1.65%, 1.901%,
Mileage Plus Holdings			2/1/24	5,540	5,677
6.50%, 6/20/27 (1)	1,855	1,934			14,204
		5,389
			Container 0.0%
Automotive 0.8%			Trivium Packaging Finance, FRN,
			3M EURIBOR + 3.75%, 3.75%,
Adient U.S.			8/15/26 (EUR) (1)	720	856
9.00%, 4/15/25 (1)	1,015	1,133
Clarios Global					856
6.25%, 5/15/26 (1)	5,095	5,388
Navistar International
9.50%, 5/1/25 (1)	8,725	9,925	Drugs 0.3%
Tenneco, FRN,			Bristol-Myers Squibb, FRN,
3M EURIBOR + 4.875%, 4.875%,			3M USD LIBOR + 0.38%, 0.66%,
4/15/24 (EUR)	1,250	1,361	5/16/22	6,645	6,661
Tesla					6,661
5.30%, 8/15/25 (1)	4,095	4,254
		22,061	Energy 0.5%
			Comstock Resources
Banking 0.3%			9.75%, 8/15/26	4,265	4,542
Citizens Bank, FRN,			NGL Energy Partners
3M USD LIBOR + 0.72%, 0.985%,			7.50%, 11/1/23	5,720	4,204
2/14/22	4,250	4,260	NGL Energy Partners
Goldman Sachs Group, FRN,			7.50%, 4/15/26	3,850	2,561
3M USD LIBOR + 0.78%, 1.041%,			Occidental Petroleum
10/31/22	4,170	4,190	2.70%, 2/15/23	2,930	2,820
		8,450			14,127

Broadcasting 0.2%			Entertainment & Leisure 0.3%
Univision Communications			Cedar Fair
9.50%, 5/1/25 (1)	3,820	4,183	5.50%, 5/1/25 (1)	6,210	6,412
		4,183	Six Flags Theme Parks
			7.00%, 7/1/25 (1)	1,675	1,813
					8,225
Building & Real Estate 0.2%
Cushman & Wakefield U.S. Borrower
6.75%, 5/15/28 (1)	3,960	4,168
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Financial 0.9%			Veritas U. S.
			7.50%, 9/1/25 (1)	2,855	2,962
Acrisure
7.00%, 11/15/25 (1)	2,815	2,857			31,335
Acrisure
8.125%, 2/15/24 (1)	6,288	6,650
Acrisure			Lodging 0.1%
10.125%, 8/1/26 (1)	3,220	3,623	Hilton Domestic Operating
AssuredPartners			5.375%, 5/1/25 (1)	2,005	2,100
7.00%, 8/15/25 (1)	2,272	2,317	Marriott International
GTCR AP Finance			5.75%, 5/1/25	895	1,005
8.00%, 5/15/27 (1)	3,295	3,509			3,105
HUB International
7.00%, 5/1/26 (1)	5,080	5,271
NMI Holdings			Metals & Mining 0.1%
7.375%, 6/1/25 (1)	930	1,003	Big River Steel
		25,230	7.25%, 9/1/25 (1)	2,335	2,426
			Hudbay Minerals
			7.25%, 1/15/23 (1)	940	955
Health Care 0.5%					3,381
Becton Dickinson & Company, FRN,
3M USD LIBOR + 1.03%, 1.348%,
6/6/22	2,670	2,690	Restaurants 0.1%
LifePoint Health			1011778 BC ULC
6.75%, 4/15/25 (1)	2,525	2,727	5.75%, 4/15/25 (1)	840	894
Ortho-Clinical Diagnostics			Yum! Brands
7.375%, 6/1/25 (1)	3,530	3,671	7.75%, 4/1/25 (1)	1,025	1,143
Synlab Bondco, FRN,
3M EURIBOR + 4.75%, 4.75%,					2,037
7/1/25 (EUR) (1)	1,590	1,919
Tenet Healthcare			Retail 0.5%
7.50%, 4/1/25 (1)	2,715	2,979	CVS Health, FRN,
		13,986	3M USD LIBOR + 0.72%, 1.033%,
			3/9/21	4,500	4,506
			L Brands
Information Technology 1.2%			6.875%, 7/1/25 (1)	6,900	7,452
Boxer Parent
7.125%, 10/2/25 (1)	2,525	2,746			11,958
Boxer Parent
9.125%, 3/1/26 (1)	2,485	2,665	Satellites 0.4%
Expedia Group			Intelsat Jackson Holdings
6.25%, 5/1/25 (1)	3,385	3,706	9.50%, 9/30/22 (1)	8,575	9,325
Expedia Group
7.00%, 5/1/25 (1)	3,955	4,281			9,325
Logan Merger Sub
5.50%, 9/1/27 (1)	3,885	3,992
Refinitiv U.S. Holdings			Services 0.4%
8.25%, 11/15/26 (1)	2,475	2,735	Allied Universal Holdco
Solera			6.625%, 7/15/26 (1)	2,125	2,274
10.50%, 3/1/24 (1)	7,855	8,248	eG Global Finance
			8.50%, 10/30/25 (1)	790	847

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
GFL Environmental			Navistar, FRN,
4.25%, 6/1/25 (1)	540	551	3M USD LIBOR + 3.50%, 3.66%,
Sabre GLBL			11/6/24	6,325	6,155
9.25%, 4/15/25 (1)	3,760	4,169	Tenneco, FRN,
Vertical U. S. Newco			3M USD LIBOR + 3.00%, 3.159%,
5.25%, 7/15/27 (1)	3,500	3,640	10/1/25 (3)	12,025	10,692
			Wand NewCo 3, FRN,
		11,481	1M USD LIBOR + 3.00%, 4.072%,
			2/5/26	11,719	11,258
Total Corporate Bonds					73,816
(Cost $197,364)		204,564

BANK LOANS 87.6% (2)			Broadcasting 2.1%
			Clear Channel Outdoor Holdings,
Aerospace & Defense 0.9%			FRN,
			1M USD LIBOR + 3.50%, 3.761%,
Dynasty Acquisition, FRN,			8/21/26	4,502	4,081
1M USD LIBOR + 3.50%, 3.808%,			iHeartcommunications, FRN,
4/6/26 (3)	11,037	9,749	1M USD LIBOR + 4.00%, 4.75%,
TransDigm, FRN,			5/1/26	3,295	3,177
1M USD LIBOR + 2.25%, 8/22/24 (3)	3,625	3,437	Lions Gate Capital Holdings, FRN,
TransDigm, FRN,			3M USD LIBOR + 2.25%, 2.406%,
1M USD LIBOR + 2.25%, 2.406%,			3/24/25	2,496	2,417
12/9/25	12,620	11,948	NEP Group, FRN,
		25,134	3M USD LIBOR + 3.25%, 3.406%,
			10/20/25	6,633	5,562
			NEP Group, FRN,
Airlines 0.7%			3M USD LIBOR + 7.00%, 7.156%,
Mileage Plus Holdings, FRN,			10/19/26	5,220	3,799
1M USD LIBOR + 5.25%, 6.25%,			Nexstar Broadcasting, FRN,
6/21/27 (3)	19,315	19,520	3M USD LIBOR + 2.25%, 2.406%,
			1/17/24	5,095	4,972
		19,520	Nexstar Broadcasting, FRN,
			1M USD LIBOR + 2.75%, 2.906%,
Automotive 2.7%			9/18/26	9,359	9,173
			Terrier Media Buyer, FRN,
Adient U.S. , FRN,			1M USD LIBOR + 4.25%, 4.406%,
3M USD LIBOR + 4.25%, 4.428%,			12/17/26	11,125	10,892
5/6/24	4,509	4,469	Townsquare Media, FRN

Clarios Global, FRN,			3M USD LIBOR , + 3.00%, 4.00%,
3M USD LIBOR + 3.50%, 3.659%,			4/1/22	6,184	5,847
4/30/26	28,450	27,855	Univision Communications, FRN,
Fastlane Parent, FRN,			3M USD LIBOR + 2.75%, 3.75%,
3M USD LIBOR + 4.50%, 2/4/26			3/15/24	5,997	5,787
(3)(4) )	4,015	3,865
KAR Auction Services, FRN,					55,707
1M USD LIBOR + 2.25%, 2.438%,
9/19/26	3,041	2,942
Mavis Tire Express Services, FRN,			Building Products 0.1%
3M USD LIBOR + 3.25%, 3.558%,			SRS Distribution, FRN,
3/20/25 (3)	6,865	6,580	3M USD LIBOR + 3.00%, 4.072%,
			5/23/25	2,700	2,621

					2,621
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
			Messer Industries USA, FRN,
			3M USD LIBOR + 2.50%, 2.808%,
Cable Operators 3.1%			3/2/26	3,884	3,800
Altice Financing, FRN,			PQ, FRN,
3M USD LIBOR + 2.75%, 2.912%,			1M USD LIBOR + 2.25%, 2.511%,
7/15/25	5,053	4,810	2/7/27	4,124	4,024
Altice Financing, FRN,			Solenis International, FRN,
3M USD LIBOR + 2.75%, 2.92%,			3M USD LIBOR + 4.00%, 4.256%,
1/31/26	2,559	2,431	6/26/25	6,352	6,231
Altice France, FRN,			Univar Solutions USA, FRN,
3M USD LIBOR + 2.75%, 2.906%,			3M USD LIBOR + 2.25%, 2.406%,
7/31/25	6,466	6,182	7/1/24	8,647	8,467

Altice France, FRN,					66,599
3M USD LIBOR + 4.00%, 4.75%,
8/14/26	11,070	10,904
CSC Holdings, FRN,			Consumer Products 1.7%
3M USD LIBOR + 2.25%, 2.408%,			ABG Intermediate Holdings 2, FRN,
7/17/25	17,652	17,012	3M USD LIBOR + 3.50%, 4.50%,
CSC Holdings, FRN,			9/27/24	7,737	7,573
3M USD LIBOR + 2.25%, 2.408%,			ABG Intermediate Holdings 2, FRN,
1/15/26	3,604	3,473	1M USD LIBOR + 5.25%, 6.25%,
CSC Holdings, FRN,			9/27/24	3,620	3,566
1M USD LIBOR + 2.50%, 2.658%,			Amer Sports Holding, FRN,
4/15/27	12,424	12,007	3M EURIBOR + 4.50%, 4.50%,
Newco Financing Partnership, FRN,			3/30/26 (EUR)	8,415	8,858
1M USD LIBOR + 3.50%, 1/31/29 (3)	9,845	9,749	Kontoor Brands, FRN,
Radiate Holdco, FRN,			3M USD LIBOR + 4.25%, 4.42%,
3M USD LIBOR + 3.00%, 3.75%,			5/15/26 (4)	2,805	2,749
2/1/24	8,691	8,544	Life Time, FRN,
Xplornet Communications, FRN,			3M USD LIBOR + 2.75%, 3.75%,
1M USD LIBOR + 4.75%, 4.906%,			6/10/22 (3)	22,982	21,488
6/10/27	8,650	8,523
					44,234
		83,635
			Container 2.5%
Chemicals 2.5%
			Berry Global, FRN,
ASP Chromaflo Intermediate			1M USD LIBOR + 2.00%, 2.155%,
Holdings, FRN,			7/1/26	3,848	3,728
3M USD LIBOR + 3.50%, 4.50%,			Charter NEX U. S. , FRN,
11/20/23	3,082	2,927	3M USD LIBOR + 3.25%, 3.406%,
Diamond BC, FRN,			5/16/24	16,690	16,401
3M USD LIBOR + 3.00%, 3.26%,			Charter NEX U. S. , FRN,
9/6/24	16,886	15,904	3M USD LIBOR + 2.75%, 3.75%,
Diamond BC, FRN,			5/16/24	14,494	14,228
1M USD LIBOR + 5.00%, 6.00%,			Flex Acquisition, FRN,
9/6/24	3,970	3,901	3M USD LIBOR + 3.25%, 3.546%,
Encapsys, FRN,			6/29/25	5,840	5,611
1M USD LIBOR + 3.25%, 4.25%,			Flex Acquisition, FRN,
11/7/24	18,321	17,955	3M USD LIBOR + 3.00%, 4.00%,
Gemini HDPE, FRN,			12/29/23	10,219	9,858
3M USD LIBOR + 2.50%, 2.77%,
8/7/24	3,467	3,390

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Mauser Packaging Solutions			Seaworld Parks & Entertainment,
Holding, FRN,			FRN,
3M USD LIBOR + 3.25%, 3.523%,			3M USD LIBOR + 3.00%, 4/1/24 (3)	7,065	6,589
4/3/24	5,562	5,276	UFC Holdings, FRN,
Reynolds Group Holdings, FRN,			1M USD LIBOR + 3.25%, 4.25%,
3M USD LIBOR + 2.75%, 2.906%,			4/29/26	58,575	57,741
2/5/23	12,197	12,010	UFC Holdings, FRN,
		67,112	1M USD LIBOR + 4.25%, 5.25%,
			4/29/26	4,450	4,389
					95,883
Energy 2.4%
BCP Raptor, FRN,
3M USD LIBOR + 4.25%, 5.25%,			Financial 8.5%
6/24/24	28,627	21,614	Acrisure, FRN,
BCP Raptor II, FRN,			1M USD LIBOR + 3.50%, 3.656%,
3M USD LIBOR + 4.75%, 4.906%,			2/15/27	7,978	7,641
11/3/25	18,549	12,725	Alliant Holdings Intermediate, FRN,
Citgo Holding, FRN,			3M USD LIBOR + 2.75%, 2.906%,
1M USD LIBOR + 7.00%, 8.00%,			5/9/25	17,563	16,967
8/1/23	2,970	2,815	Alliant Holdings Intermediate, FRN,
Medallion Midland Acquisition, FRN,			3M USD LIBOR + 3.25%, 3.433%,
3M USD LIBOR + 3.25%, 10/30/24			5/9/25	3,970	3,867
(3)	6,315	5,929	AmWINS Group, FRN,
Navitas Midstream Midland Basin,			3M USD LIBOR + 2.75%, 3.75%,
FRN,			1/25/24	6,693	6,634
3M USD LIBOR + 4.50%, 5.50%,			Apollo Commercial Real Estate
12/13/24	2,794	2,563	Finance, FRN,
Prairie ECI Acquiror, FRN,			3M USD LIBOR + 2.75%, 2.912%,
3M USD LIBOR + 4.75%, 4.906%,			5/15/26 (4)	3,811	3,611
3/11/26	13,915	12,471	AssuredPartners, FRN,
Stonepeak Lonestar Holdings, FRN,			1M USD LIBOR + 4.50%, 5.50%,
1M USD LIBOR + 4.50%, 4.773%,			2/12/27 (3)	7,512	7,487
10/19/26	7,111	7,009	AssuredPartners, FRN,
		65,126	1M USD LIBOR + 3.50%, 3.656%,
			2/12/27	7,709	7,511
			Blackstone Mortgage Trust, FRN,
Entertainment & Leisure 3.6%			1M USD LIBOR + 2.25%, 2.406%,
Alchemy Copyrights, FRN,			4/23/26	2,726	2,603
1M USD LIBOR + 3.25%, 5.50%,			Citadel Securities, FRN,
8/16/27	4,840	4,816	1M USD LIBOR + 2.75%, 2.906%,
Aristocrat International, FRN,			2/27/26	9,779	9,693
1M USD LIBOR + 3.75%, 4.75%,			Deerfield Dakota Holding, FRN,
10/19/24	3,965	3,975	1M USD LIBOR + 3.75%, 4.75%,
ClubCorp Holdings, FRN,			4/9/27	4,980	4,961
3M USD LIBOR + 2.75%, 3.058%,			Edelman Financial Center, FRN,
9/18/24	3,020	2,618	3M USD LIBOR + 6.75%, 6.92%,
Delta 2, FRN,			7/20/26 (3)	2,095	1,973
3M USD LIBOR + 2.50%, 3.50%,			EIG Management, FRN,
2/1/24	11,586	11,217	3M USD LIBOR + 3.75%, 4.50%,
Nascar Holdings, FRN,			2/24/25	4,589	4,566
3M USD LIBOR + 2.75%, 2.92%,			Fiserv Investment Solutions, FRN,
10/19/26	4,627	4,538	1M USD LIBOR + 4.75%, 5.02%,
			2/18/27 (3)	8,225	8,170
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
GT Polaris, FRN,			Upfield USA, FRN,
1M USD LIBOR + 4.00%, 8/4/27 (3)	1,375	1,363	3M USD LIBOR + 3.00%, 3.369%,
HUB International, FRN,			7/2/25	5,171	5,044
1M USD LIBOR + 3.00%, 3.263%,					32,552
4/25/25	35,725	34,762
HUB International, FRN,
1M USD LIBOR + 4.00%, 5.00%,			Gaming 3.6%
4/25/25	27,681	27,651	Boyd Gaming, FRN,
Jane Street Group, FRN,			3M USD LIBOR + 2.25%, 2.363%,
1M USD LIBOR + 3.00%, 3.156%,			9/15/23	3,637	3,529
1/31/25	3,232	3,183	Caesars Resort Collection, FRN,
Nexus Buyer, FRN,			3M USD LIBOR + 2.75%, 2.906%,
1M USD LIBOR + 3.75%, 3.912%,			12/23/24 (3)	24,497	22,982
11/9/26	3,558	3,535	Caesars Resort Collection, FRN,
Ryan Specialty Group, FRN,			1M USD LIBOR + 4.50%, 4.726%,
1M USD LIBOR + 3.25%, 7/23/27 (3)	14,020	13,959	7/21/25	14,935	14,459
Sedgwick Claims Management			CCM Merger, FRN,
Services, FRN,			3M USD LIBOR + 2.25%, 3.00%,
3M USD LIBOR + 3.25%, 3.406%,			8/6/21	2,830	2,789
12/31/25	5,445	5,259	CityCenter Holdings, FRN,
Sedgwick Claims Management			3M USD LIBOR + 2.25%, 3.00%,
Services, FRN,			4/18/24	18,121	17,153
1M USD LIBOR + 4.25%, 5.25%,
9/3/26	635	632	Playtika Holding, FRN,
			1M USD LIBOR + 6.00%, 7.072%,
USI, FRN,			12/10/24	5,713	5,754
3M USD LIBOR + 3.00%, 3.308%,
5/16/24	34,858	33,863	Scientific Games International, FRN,
			1M USD LIBOR + 2.75%, 3.472%,
USI, FRN,			8/14/24 (3)	24,344	22,714
1M USD LIBOR + 4.00%, 4.308%,
12/2/26	9,414	9,260	Stars Group Holdings, FRN,
			3M USD LIBOR + 3.50%, 3.808%,
USI, FRN,			7/10/25	7,813	7,818
1M USD LIBOR + 4.00%, 4.50%,
12/2/26	4,645	4,569			97,198
VFH Parent, FRN,
3M USD LIBOR + 3.00%, 3.164%,
3/1/26	4,896	4,834	Health Care 12.3%
			Albany Molecular Research, FRN,
		228,554	3M USD LIBOR + 7.00%, 8/30/25 (3)	168	162
			Aldevron, FRN,
Food 1.2%			1M USD LIBOR + 4.25%, 5.25%,
			10/12/26	23,318	23,304
Atkins Nutritionals Holdings, FRN,			ATI Holdings Acquisition, FRN,
1M USD LIBOR + 3.75%, 4.75%,
7/7/24	14,147	14,173	3M USD LIBOR + 3.50%, 5/10/23 (3)	5,740	5,298
Bellring Brands, FRN,			Avantor Funding, FRN,
1M USD LIBOR + 5.00%, 6.00%,			3M USD LIBOR + 2.25%, 3.25%,
10/21/24	10,889	10,872	11/21/24	7,953	7,864
Froneri U.S. , FRN,			Bausch Health Americas , FRN,
1M USD LIBOR + 5.75%, 5.906%,			3M USD LIBOR + 2.75%, 2.933%,
1/31/28 (4)	2,500	2,463	11/27/25	12,391	12,128
			Bausch Health Americas , FRN,
			3M USD LIBOR + 3.00%, 3.183%,
			6/2/25	20,471	20,121

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Dino Grandparent, FRN,			Phoenix Guarantor, FRN,
1M USD LIBOR + 2.25%, 2.438%,			1M USD LIBOR + 3.25%, 3.412%,
2/20/23 (4)	8,630	8,457	3/5/26	2,767	2,717
Emerald TopCo, FRN,			SAM Bidco, FRN,
1M USD LIBOR + 3.50%, 3.76%,			1M USD LIBOR + 3.50%, 4.572%,
7/24/26	16,907	16,421	12/13/24	4,405	4,163
Gentiva Health Services, FRN,			Select Medical, FRN,
1M USD LIBOR + 3.25%, 3.438%,			3M USD LIBOR + 2.50%, 2.68%,
7/2/25 (4)	12,473	12,349	3/6/25	6,131	5,952
GoodRx, FRN,			Sotera Health Holdings, FRN,
1M USD LIBOR + 2.75%, 2.906%,			1M USD LIBOR + 4.50%, 5.50%,
10/10/25	11,558	11,421	12/11/26	3,215	3,206
Jaguar Holding II, FRN,			Sunshine Luxembourg VII, FRN,
3M USD LIBOR + 2.50%, 3.50%,			1M USD LIBOR + 4.25%, 5.322%,
8/18/22	7,412	7,394	10/1/26	6,146	6,124
LifePoint Health, FRN,			Surgery Center Holdings, FRN,
1M USD LIBOR + 3.75%, 3.906%,			3M USD LIBOR + 3.25%, 4.25%,
11/16/25	15,984	15,653	9/3/24	6,651	6,269
Loire Finco Luxembourg, FRN,			Surgery Center Holdings, FRN,
1M USD LIBOR + 3.50%, 3.656%,			1M USD LIBOR + 8.00%, 9.00%,
1/24/27	31,655	30,587	9/3/24	2,668	2,692
MED ParentCo, FRN,			Versant Health Holdco, FRN,
1M USD LIBOR + 4.25%, 4.397%,			3M USD LIBOR + 3.00%, 4.00%,
8/31/26 (5)	3,159	2,956	12/2/24	31,928	31,180
MED ParentCo, FRN,			Versant Health Holdco, FRN,
1M USD LIBOR + 8.25%, 8.406%,			3M USD LIBOR + 6.75%, 7.75%,
8/30/27	6,135	5,437	12/1/25	18,022	17,361
Milano Acquisition, FRN,			VetCor Professional Practices, FRN,
1M USD LIBOR + 4.00%, 8/17/27 (3)	10,225	10,135	3M USD LIBOR + 3.00%, 4.072%,
National Mentor Holdings , FRN,			7/2/25 (4)	7,588	7,285
3M USD LIBOR + 4.25%, 4.41%,					331,195
3/9/26	3,535	3,498
Ortho-Clinical Diagnostics, FRN,
3M USD LIBOR + 3.25%, 3.406%,			Information Technology 13.5%
6/30/25 (3)	13,074	12,588	Airbnb, FRN,
Pathway Vet Alliance, FRN,			1M USD LIBOR + 7.50%, 8.50%,
1M USD LIBOR + 4.00%, 4.156%,			4/17/25	6,735	7,105
3/31/27 (5)	1,264	1,239	Applied Systems, FRN,
Pathway Vet Alliance, FRN,			3M USD LIBOR + 3.25%, 4.25%,
1M USD LIBOR + 4.00%, 4.156%,			9/19/24	15,555	15,474
3/31/27	15,508	15,202	Applied Systems, FRN,
PetVet Care Centers, FRN,			3M USD LIBOR + 7.00%, 8.00%,
3M USD LIBOR + 2.75%, 2.906%,			9/19/25	21,876	22,177
2/14/25	8,230	7,930	AppLovin, FRN,
PetVet Care Centers, FRN,			3M USD LIBOR + 3.50%, 3.656%,
3M USD LIBOR + 3.25%, 3.406%,			8/15/25	5,603	5,548
2/14/25	3,258	3,171	Boxer Parent, FRN,
Petvet Care Centers, FRN,			3M USD LIBOR + 4.25%, 4.406%,
1M USD LIBOR + 4.25%, 5.25%,			10/2/25 (3)	5,487	5,379
2/14/25 (4)	4,655	4,643	Buzz Merger Sub, FRN,
PetVet Care Centers, FRN,			1M USD LIBOR + 2.75%, 2.906%,
3M USD LIBOR + 6.25%, 6.406%,			1/29/27	2,739	2,671
2/13/26	6,494	6,288

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
CCC Information Services, FRN,			Refinitiv U.S. Holdings, FRN,
1M USD LIBOR + 3.00%, 4.00%,			1M USD LIBOR + 3.25%, 3.406%,
4/29/24	31,702	31,488	10/1/25	44,324	43,912
Conservice Midco, FRN,			S2P Acquisition Borrower, FRN,
1M USD LIBOR + 4.25%, 4.558%,			3M USD LIBOR + 4.00%, 5.072%,
5/13/27 (3)	5,085	5,006	8/14/26	2,904	2,859
Epicor Software, FRN,			Solera, FRN,
1M USD LIBOR + 4.25%, 5.25%,			3M USD LIBOR + 2.75%, 2.938%,
7/30/27	16,255	16,253	3/3/23	30,305	29,751
Epicor Software, FRN,			SS&C Technologies, Term B3, FRN,
1M USD LIBOR + 7.75%, 8.75%,			1M USD LIBOR + 1.75%, 1.906%,
7/31/28 (3)	7,045	7,245	4/16/25	8,286	8,035
Fleet U. S. Bidco, FRN,			SS&C Technologies, Term B5, FRN,
1M USD LIBOR + 3.25%, 4.322%,			1M USD LIBOR + 1.75%, 1.906%,
10/7/26 (4)	2,466	2,429	4/16/25	2,388	2,317
Huskies Parent, FRN,			TIBCO Software, FRN,
3M USD LIBOR + 4.00%, 4.156%,			1M USD LIBOR + 3.75%, 3.91%,
7/31/26	2,850	2,807	6/30/26	3,900	3,762
Hyland Software, FRN,			TIBCO Software, FRN,
3M USD LIBOR + 3.25%, 4.00%,			1M USD LIBOR + 7.25%, 7.41%,
7/1/24	9,922	9,783	3/3/28	6,835	6,630
Hyland Software, FRN,			Uber Technologies, FRN,
3M USD LIBOR + 7.00%, 7.75%,			3M USD LIBOR + 3.50%, 3.656%,
7/7/25	15,985	15,965	7/13/23	19,575	19,206
LogMeIn, FRN,			Uber Technologies, FRN,
1M USD LIBOR + 4.75%, 8/14/27 (3)	6,700	6,530	3M USD LIBOR + 4.00%, 5.00%,
McAfee, FRN,			4/4/25	7,957	7,862
3M USD LIBOR + 3.75%, 9/30/24 (3)	2,750	2,721	Veritas U. S. , FRN,
McAfee, FRN,			1M USD LIBOR + 5.50%, 6.50%,
3M USD LIBOR + 8.50%, 9.50%,			9/1/25	2,740	2,685
9/29/25	6,910	6,957	Vertafore, FRN,
MH Sub I, FRN,			3M USD LIBOR + 3.25%, 3.406%,
3M USD LIBOR + 3.50%, 4.572%,			7/2/25	4,062	4,058
9/13/24	7,077	6,887	Vertafore, FRN,
MH Sub I, FRN,			3M USD LIBOR + 7.25%, 7.406%,
1M USD LIBOR + 3.75%, 4.75%,			7/2/26	12,410	12,410
9/13/24	1,550	1,532	Vungle, FRN,
MH Sub I, FRN,			1M USD LIBOR + 5.50%, 5.656%,
3M USD LIBOR + 7.50%, 8.572%,			9/30/26	4,700	4,677
9/15/25	3,590	3,545			363,484
Microchip Technology, FRN,
3M USD LIBOR + 2.00%, 2.17%,
5/29/25	2,715	2,663	Lodging 0.5%
Mitchell International, FRN,			Four Seasons Hotels, FRN,
3M USD LIBOR + 7.25%, 12/1/25 (3)	5,785	5,293	3M USD LIBOR + 2.00%, 2.156%,
Mitchell International, FRN,			11/30/23	5,412	5,252
1M USD LIBOR + 4.25%, 4.75%,			Marriott Ownership Resorts, FRN,
11/29/24	5,135	5,007	1M USD LIBOR + 1.75%, 1.906%,
Redstone Buyer, FRN,			8/29/25	3,156	3,014
1M USD LIBOR + 5.00%, 6/29/27 (3)	7,250	7,232
Refinitiv U.S. Holdings, FRN,
3M EURIBOR + 3.25%, 3.25%,
10/1/25 (EUR)	14,919	17,623
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

	Par/Shares	$ Value			Par/Shares	$ Value
(Amounts in 000s)				(Amounts in 000s)
RHP Hotel Properties, FRN,				Zekelman Industries, FRN,
1M USD LIBOR + 2.00%, 2.16%,				1M USD LIBOR + 2.00%, 2.171%,
5/11/24	3,862	3,658		1/24/27	2,740	2,659
		11,924				14,278
Manufacturing 2.9%				Other Telecommunications 0.5%
Apex Tool Group, FRN,				Cologix Holdings, FRN,
3M USD LIBOR + 5.50%, 8/1/24 (3)	11,235	10,789		3M USD LIBOR + 3.00%, 4.00%,
CPI Holdco, FRN,				3/20/24	4,395	4,286
1M USD LIBOR + 4.25%, 4.406%,				GTT Communications, FRN,
11/4/26	16,938	16,726		3M USD LIBOR + 2.75%, 2.91%,
Deliver Buyer, FRN,				5/31/25	5,054	3,977
3M USD LIBOR + 5.00%, 5/1/24				Zayo Group Holdings, FRN,
(3)(4)	910	892		1M USD LIBOR + 3.00%, 3.156%,
Engineered Machinery Holdings,				3/9/27	3,945	3,826
FRN,						12,089
1M USD LIBOR + 3.00%, 4.00%,
7/19/24	1,003	973
Engineered Machinery Holdings,				Publishing 0.1%
FRN,
3M USD LIBOR + 4.25%, 5.25%,				Nielsen Finance, FRN,
7/19/24	680	662		1M USD LIBOR + 3.75%, 4.75%,
Engineered Machinery Holdings,				6/4/25	2,628	2,635
FRN,						2,635
3M USD LIBOR + 7.25%, 8.25%,
7/18/25 (3)	3,885	3,749
Filtration Group, FRN,				Real Estate Investment Trust Securities 0.1%
3M USD LIBOR + 3.00%, 3.156%,				KREF Holdings X, FRN,
3/31/25	22,797	22,391		1M USD LIBOR + 4.75%, 8/5/27
Pro Mach Group, FRN,			(3)	(4)	3,150	3,119
1M USD LIBOR + 3.50%, 4.25%,						3,119
3/7/25 (3)(5)	10,320	9,959
SRAM, FRN,
3M USD LIBOR + 2.75%, 3.75%,				Restaurants 0.8%
3/15/24 (4)	5,887	5,842		K-MAC Holdings, FRN,
Thermon Holding, FRN,				3M USD LIBOR + 3.00%, 3.155%,
3M USD LIBOR + 3.75%, 4.75%,				3/14/25	2,185	2,104
10/30/24 (4)	2,524	2,498		K-MAC Holdings, FRN,
Welbilt, FRN,				3M USD LIBOR + 6.75%, 6.905%,
3M USD LIBOR + 2.50%, 2.656%,				3/16/26	7,879	7,354
10/23/25	2,712	2,438		Tacala Investment, FRN,
		76,919		1M USD LIBOR + 3.25%, 3.405%,
				2/5/27	3,011	2,897
				Tacala Investment, FRN,
Metals & Mining 0.5%				1M USD LIBOR + 7.50%, 7.655%,
Big River Steel, FRN,				2/4/28	10,047	9,478
3M USD LIBOR + 5.00%, 6.00%,						21,833
8/23/23	11,701	11,619

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Retail 0.5%			EG America, FRN,
			3M USD LIBOR + 4.00%, 5.072%,
BJ's Wholesale Club, FRN,			4/20/26 (4)	4,950	4,740
1M USD LIBOR + 2.00%, 2.164%,			GFL Environmental, FRN,
2/3/24	6,568	6,504	3M USD LIBOR + 3.00%, 4.00%,
PetSmart, FRN,			5/30/25	17,217	17,110
1M USD LIBOR + 4.00%, 5.00%,			Intrado, FRN,
3/11/22	7,705	7,684	3M USD LIBOR + 4.00%, 10/10/24
		14,188	(3)	2,800	2,499
			Merrill Communications, FRN,
			1M USD LIBOR + 5.00%, 6.195%,
Satellites 2.3%			10/5/26 (4)	2,415	2,355
Intelsat Jackson Holdings			Presidio Holdings, FRN,
8.625%, 1/2/24	3,054	3,084	1M USD LIBOR + 3.50%, 3.77%,
Intelsat Jackson Holdings, FRN,			1/22/27 (4)	2,560	2,515
3M USD LIBOR + 5.50%, 1/2/24 (3)	700	705	Prime Security Services Borrower,
Intelsat Jackson Holdings, FRN,			FRN,
1M USD LIBOR + 5.50%, 5.50%,			1M USD LIBOR + 3.25%, 4.25%,
7/13/22 (3)(5)	5,113	5,198	9/23/26	6,159	6,133
Intelsat Jackson Holdings, FRN,			Project Boost Purchaser, FRN,
1M USD LIBOR + 4.75%, 8.00%,			1M USD LIBOR + 3.50%, 3.656%,
11/27/23 (3)	14,355	14,443	6/1/26	2,878	2,770
Iridium Satellite, FRN,			Renaissance Holdings, FRN,
1M USD LIBOR + 3.75%, 4.75%,			3M USD LIBOR + 3.25%, 3.406%,
11/4/26	28,219	28,272	5/30/25	3,150	3,089
Telesat, FRN,			Renaissance Holdings, FRN,
1M USD LIBOR + 2.75%, 2.91%,			3M USD LIBOR + 7.00%, 7.156%,
12/7/26	11,203	10,820	5/29/26	6,230	5,869
			SCS Holdings I, FRN,
		62,522	1M USD LIBOR + 3.50%, 3.656%,
			7/1/26	3,720	3,634
Services 10.9%			Ultimate Software Group, FRN,
			1M USD LIBOR + 4.00%, 4.75%,
AlixPartners, FRN,			5/4/26	51,010	50,914
1M USD LIBOR + 2.50%, 2.656%,			Ultimate Software Group, FRN,
4/4/24	2,453	2,396	1M USD LIBOR + 6.75%, 7.50%,
Ascend Learning, FRN,			5/3/27	64,595	65,806
3M USD LIBOR + 3.00%, 4.00%,			USIC Holdings, FRN,
7/12/24	35,673	35,405	3M USD LIBOR + 3.25%, 4.25%,
Camelot Finance, FRN,			12/8/23	3,413	3,313
1M USD LIBOR + 3.00%, 3.156%,			VeriFone Systems, FRN,
10/30/26	10,039	9,851	3M USD LIBOR + 4.00%, 4.253%,
Ceridian HCM Holding, FRN,			8/20/25	6,032	5,419
3M USD LIBOR + 2.50%, 2.613%,			Vertical U. S. Newco, FRN,
4/30/25	10,023	9,777	1M USD LIBOR + 4.25%, 4.57%,
Dun & Bradstreet, FRN,			7/30/27 (3)	30,775	30,487
1M USD LIBOR + 3.75%, 3.92%,			WW International, FRN,
2/6/26	9,403	9,375	3M USD LIBOR + 4.75%, 5.50%,
EG America, FRN,			11/29/24	10,713	10,646
3M USD LIBOR + 4.00%, 5.072%,
2/7/25	10,789	10,442			294,545

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Utilities 2.8%
Al Alpine U. S. Bidco, FRN,			Total Asset-Backed Securities
1M USD LIBOR + 3.00%, 4.209%,			(Cost $3,330)		3,316
10/31/25 (4)	6,947	6,252
Brookfield WEC Holdings, FRN,			CONVERTIBLE PREFERRED STOCKS 1.4%
1M USD LIBOR + 3.00%, 3.75%,
8/1/25	11,110	10,912
Eastern Power, FRN,			Energy 0.6%
3M USD LIBOR + 3.75%, 4.75%,			Targa Resources, Series A, 9.50%,
10/2/25	22,043	21,831	Acquisition Date: 10/30/17 -
Exgen Renewables IV, FRN,			3/12/20, Cost $16,407 (6)(7)	15	15,731
3M USD LIBOR + 3.00%, 4.00%,					15,731
11/28/24	3,653	3,621
PG&E, FRN,
1M USD LIBOR + 4.50%, 5.50%,			Energy Services 0.1%
6/23/25	27,785	27,316	NuStar Energy, VR, 9.75% (1)(4)(7)	140	3,718
Pike, FRN,
1M USD LIBOR + 3.00%, 3.18%,					3,718
7/24/26	5,575	5,544
		75,476	Health Care 0.4%
			Avantor, Series A, 6.25%, 5/15/22	156	11,350
Wireless Communications 4.3%					11,350
Asurion, FRN,
1M USD LIBOR + 3.00%, 3.156%,
8/4/22	14,380	14,212	Utilities 0.3%
Asurion, FRN,			American Electric Power, 6.125%,
1M USD LIBOR + 3.00%, 3.156%,			3/15/22	80	3,895
11/3/23	20,444	20,069	American Electric Power, 6.125%,
Asurion, FRN,			8/15/23	68	3,317
1M USD LIBOR + 3.00%, 3.156%,					7,212
11/3/24	2,824	2,772
Asurion, FRN,
3M USD LIBOR + 6.50%, 6.656%,			Total Convertible Preferred Stocks
8/4/25	67,810	67,912	(Cost $35,584)		38,011
T-Mobile USA, FRN,
1M USD LIBOR + 3.00%, 3.156%,
4/1/27	10,360	10,382	SHORT-TERM INVESTMENTS 6.8%
		115,347	Money Market Funds 6.7%
			T. Rowe Price Government Reserve
Total Bank Loans			Fund,
(Cost $2,374,404)		2,357,245	0.11% (8)(9)	179,457	179,457
					179,457
ASSET-BACKED SECURITIES 0.1%

Wireless Communications 0.1%			U. S. Treasury Obligations 0.1%
			U. S. Treasury Bills,
InSite Issuer, Series 2016-1A,			0.112%, 9/24/20	3,400	3,400
Class C
6.414%, 11/15/46 (1)	3,330	3,316			3,400
		3,316
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

$ Value
(Amounts in 000s)
Total Short-Term Investments
(Cost $182,856)	182,857

Total Investments in Securities 103.5%
(Cost $2,793,538)	$2,785,993
Other Assets Less Liabilities (3.5)%	(94,121)
Net Assets 100%	$2,691,872

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $167,121 and represents 6.2% of net assets.
(2)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3)	All or a portion of this loan is unsettled as of August 31, 2020. The interest rate for unsettled loans will be determined upon settlement after period end.
(4)	Level 3 in fair value hierarchy.
(5)	A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.
The fund's total unfunded commitments at August 31, 2020, were $7,926 and were valued at $7,645 (0.3% of net assets) .
(6)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $15,731 and represents 0.6% of net assets.
(7)	Perpetual security with no stated maturity date.
(8)	Seven-day yield
(9)	Affiliated Companies
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M EURIBOR	Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
EUR	Euro
FRN	Floating Rate Note
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

(Amounts in 000s, except Market Price)
SWAPS 0.0%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)** $ Gain/(Loss)
BILATERAL SWAPS 0.0%
CREDIT DEFAULT SWAPS, PROTECTION SOLD 0.0%
Barclays Bank, Protection Sold (Relevant Credit: Tesla, 5.30%, 8/15/25,
$103.88*), Receive 1.00% Quarterly, Pay upon credit default, 6/20/21	2,800	6	(29)	35
Total Bilateral Credit Default Swaps, Protection Sold			(29)	35
TOTAL RETURN SWAPS 0.0%
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid
Leveraged Loans Total Return Index At Maturity, Pay Variable 0.306% (3M
USD LIBOR) Quarterly, 9/20/20	16,000	371	—	371
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid
Leveraged Loans Total Return Index At Maturity, Pay Variable 0.306% (3M
USD LIBOR) Quarterly, 12/20/20	9,400	(14)	(5)	(9)
Total Bilateral Total Return Swaps			(5)	362

Total Bilateral Swaps			(34)	397

*Market Price at August 31, 2020
**Includes interest purchased or sold but not yet collected of $(5).

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
						Unrealized
Counterparty	Settlement		Receive		Deliver Gain/(Loss)
Citibank	11/20/20	USD	30,571	EUR	25,727	$ (183)
Net unrealized gain (loss) on open forward currency
exchange contracts						$ (183)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$70+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/20	Cost	Cost	8/31/20
T. Rowe Price Government Reserve Fund	$186,722	¤	¤	$179,457^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $70 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $179,457.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Floating Rate Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 207,880	$ —	$ 207,880
Bank Loans	—	2,281,181	76,064	2,357,245
Convertible Preferred Stocks	—	34,293	3,718	38,011
Short-Term Investments	179,457	3,400	—	182,857
Total Securities	179,457	2,526,754	79,782	2,785,993
Swaps	—	377	—	377
Total	$179,457	$ 2,527,131	$ 79,782	$ 2,786,370
Liabilities
Swaps	$—	$ 14	$ —	$ 14
Forward Currency Exchange Contracts	—	183	—	183
Total	$—	$ 197	$ —	$ 197

1 Includes Corporate Bonds, Asset-Backed Securities.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended August 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2020, totaled $2,054,000 for the period ended August 31, 2020.
During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of
Level 3 were because observable market data became available for the security.

($000s)		Gain
	Beginning	(Loss)			Transfers	Transfers	Ending
	Balance	During	Total	Total	Into	Out of	Balance
	6/1/20	Period	Purchases	Sales	Level 3	Level 3	8/31/20
Investment in Securities
Convertible
Preferred Stocks	$–	$–	$3,718	$–	$–	$–	$3,718
Bank Loans	113,728	1,934	17,021	(9,926)	11,365	(58,058)	76,064
Total	$113,728	$1,934	$20,739	$(9,926)	$11,365	$(58,058)	$79,782